Property And Equipment, Net (Details) - Schedule of Disposal of Equipment for Leasing - Property, Plant and Equipment [Member] - HKD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost	$ 2,888,150	$ 16,417,750
Accumulated depreciation	(1,024,258)	(2,590,273)
Carrying amount of the equipment for leasing disposed	1,863,892	13,827,477
Proceeds from disposal		17,760,116
Gain (loss) on disposal	$ (1,863,892)	$ 3,932,639